Related-Party Transactions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended							3 Months Ended		9 Months Ended				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Executory Contracts And Unexpired Leases [Member]	Dec. 31, 2013 Bondco Exposure [Member]	Dec. 31, 2012 Bondco Exposure [Member]	Feb. 27, 2014 Subsequent Event [Member]	Sep. 30, 2014 TCEH [Member]	Sep. 30, 2013 TCEH [Member]	Sep. 30, 2014 TCEH [Member]	Sep. 30, 2013 TCEH [Member]	Dec. 31, 2013 TCEH [Member]	Aug. 31, 2012 TCEH [Member]	Jun. 30, 2014 EFH Corp [Member]	Aug. 31, 2012 EFH Corp [Member]	Sep. 30, 2014 EFH Corp [Member]	Sep. 30, 2013 EFH Corp [Member]	Sep. 30, 2014 EFH Corp [Member]	Sep. 30, 2013 EFH Corp [Member]	Dec. 31, 2013 EFH Corp [Member]	Dec. 31, 2012 EFH Corp [Member]	Dec. 31, 2011 EFH Corp [Member]	Sep. 30, 2014 Maximum [Member] EFH Corp [Member]	Sep. 30, 2013 Maximum [Member] EFH Corp [Member]
Related Party Transaction [Line Items]
Revenue from related party	$ 281	$ 273	$ 746	$ 728	$ 967	$ 962	$ 1,026					$ 1	$ 1	$ 1	$ 1									$ 2	$ 2	$ 1
Amounts receivable from affiliates	152		152		135	53					6
Unbilled Receivables related to affiliate	47		47		56	48
Interest income						16	32
Amounts received under the note receivable						20
Note receivable from related party																	159
Amount received from sale of note to related party																			159
Increase (decrease) in membership interest																									(2)
Administrative and services costs					30	32	34													7	8	22	22
Shared facilities expense					4	5	4													1	1	3	3
Shared facilities payments received																						2	1				1	1
Reimbursement payment amount																		1
Delivery fee surcharges					16	16	17					5	5	13	12
Letter of credit					9	11						9		9		9
Exposure amount								$ 20	$ 16	$ 16